Significant Accounting Policies - Impact on Transition of Lease Assets and Lease Obligations (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Feb. 28, 2018
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Lease assets			$ 227
lease obligations			1,144
IFRS 16
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Lease assets		$ 1,333
lease obligations	$ 16,949	$ 1,333	$ 214	$ 141